CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2022 USD ($)	Jul. 03, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (16,718)	$ (43,036)	$ (110,426)	$ (98,087)
Loss from discontinued operations		3,129	8,851	3,865
Adjustments:
Depreciation, amortization and accretion of debt discount			64,734	46,474
Impairment of goodwill	0	0	52,487	28,802
Loss on extinguishment of convertible notes		2,436	2,436
Amortization of debt issuance costs	2,945	1,682	4,795	3,090
Change in fair value of contingent consideration			(4,780)	(7,081)
Provision for bad debt expense			1,867	3,619
Gain on disposal of property and equipment	(2,060)	(304)	(587)	(729)
Changes in assets and liabilities:
Accounts receivable	(40,409)	17,931	(11,638)	52,524
Inventories	(5,601)	352	514	2,111
Prepaid expenses and other assets	3,584	(3,319)	(8,627)	(262)
Accounts payable and accrued liabilities	11,927	(17,809)	(14,042)	(16,244)
Contract liabilities	571	(2,526)	(2,595)	(3,525)
Net cash used in operating activities from continuing operations	(58,733)	(12,157)	(17,011)	14,557
Net cash used in operating activities from discontinued operations		(1,774)	(931)	(1,100)
Net cash used in operating activities	(58,733)	(13,931)	(17,942)	13,457
Cash flows from investing activities:
Purchases of property and equipment	(2,593)	(1,569)	(3,014)	(4,808)
Proceeds from sale of property and equipment	2,531	420	833	881
Acquisition of businesses, net of cash acquired (see Note 4)			(45,849)
Net cash used in investing activities from continuing operations	(62)	(21,208)	(48,030)	(3,927)
Net cash provided by (used in) investing activities from discontinued operations			4,498	(36)
Net cash used in investing activities	(62)	(21,208)	(43,532)	(3,963)
Cash flows from financing activities:
Proceeds from line of credit, net of repayments	351,173	291,673	27,796	13,283
Proceeds from convertible notes - related party			5,000
Repayment of convertible notes - related party			(5,000)
Proceeds from convertible notes	124,685		44,400
Repayments of long-term Debt	(4,782)	(4,782)	(9,564)	(9,564)
Payments for financing fees	(8,928)	(2,220)	(2,295)	(113)
Payments of acquisition related contingent consideration				(6,000)
Payments of capital leases			(9,585)	(5,160)
Proceeds from issuance of equity	36,948		15,367
Tax distributions to members				(1,197)
Net cash provided by financing activities from continuing operations	57,696	73,262	66,119	(8,751)
Net cash used in financing activities from discontinued operations	(14)	(482)	(2,746)	(961)
Net cash provided by financing activities	57,682	72,780	63,373	(9,712)
Effect of foreign currency exchange rate (translation) on cash	(310)	(13)	83	59
Net (decrease) increase in cash	(1,423)	37,628	1,982	(159)
Cash - Beginning of period	2,151	169	169	328
Cash - End of period	728	37,797	2,151	169
Balances included in the condensed consolidated balance sheets:
Cash			606	76
Cash included in current assets of discontinued operations	426	579	1,545	93
Cash at end of year	$ 728	37,797	2,151	169
Supplemental disclosure of cash flow information:
Cash paid for Interest from continuing operations			31,801	34,908
Cash paid for Interest from discontinued operations		$ 33	195	189
Assets acquired under capital leases from continuing operations			$ 9,804	$ 18,289